Earnings per share - Additional Information (Details)		3 Months Ended	12 Months Ended
	Jun. 14, 2019	Mar. 31, 2021 shares	Dec. 31, 2020
Earnings per share [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required		10 days	10 days
January 1, 2018
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)		25,655
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	32,140
Key management personnel of entity or parent
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement		32,140